Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Summary of property, plant and equipment

	Useful	December 31,
(Thousands of dollars)	Lives	2011	2010
Land and improvements	0-15 years	$173,517	$166,201
Buildings and improvements	30 years	376,659	348,160
Machinery and equipment	3-20 years	794,435	727,148
Vessels and vehicles	3-18 years	147,125	144,380
Office furniture and fixtures	5 years	28,376	26,527
Construction in progress		136,396	83,896
		1,656,508	1,496,312
Accumulated depreciation and amortization		(859,686)	(795,181)
Net property, plant and equipment		$796,822	$701,131